Investments in equity investees- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Apr. 01, 2018 CNY (¥)
Cost method
Balance as of beginning of period		¥ 59,942	¥ 35,404
Transfer of cost method investments					¥ (59,942)
Additions			34,121
Disposals			(3,051)
Transfers			(1,725)
Impairment loss			(1,753)	¥ (2,125)
Foreign currency translation adjustments			(3,054)
Balance as of end of period			59,942	35,404
Equity method
Balance as of beginning of period		79,758	84,964
Additions		14,360	26,391
Share of results, other comprehensive income and other reserves		1,905	(3,660)
Disposals		(1,160)	(474)
Transfers		(10,153)	(9,011)
Impairment loss		(493)	(18,153)	(245)
Foreign currency translation adjustments		237	(299)
Balance as of end of period	$ 12,584	84,454	79,758	84,964
Total, cost and equity methods
Balance as of beginning of period		139,700	120,368
Additions			60,512
Share of results, other comprehensive income and other reserves		¥ 1,905	(3,660)
Disposals			(3,525)
Transfers			(10,736)
Impairment loss			(19,906)
Foreign currency translation adjustments			(3,353)
Balance as of end of period			¥ 139,700	¥ 120,368